Contractual obligations (Details Narrative) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
Energy agreement member
IfrsStatementLineItems [Line Items]
Contractual capital commitments	R$ 8,286,502	R$ 6,079,568